                     SUPPLEMENT DATED NOVEMBER 20, 2007 TO

                       PROSPECTUS DATED MAY 1, 2007 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Bonus Credits

For contracts issued on or after September 4, 2007, through December 31, 2007, we will add an extra 1.0% to the Bonus Credit schedule. For these contracts, therefore, Bonus Credits will be applied as follows, for the life of each of these contracts:

      Cumulative Purchase Payments (adjusted for withdrawals) Bonus Credit
      --------------------------------------------------------------------
                       $0 to $249,999                             5.0%
      --------------------------------------------------------------------
                       $250,000 to $499,999                       5.5%
      --------------------------------------------------------------------
                       $500,000 and over                          6.0%
      --------------------------------------------------------------------

The prospectus is revised accordingly.